Performance	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Performance
Performance
Revenue
Millicom’s revenue comprises sale of services from its mobile business (including Mobile Financial Services - MFS) and its cable and other fixed services, as well as related devices and equipment. Recurring revenue consists of monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, TV services, B2B contracts, MFS commissions and fees from other telecommunications services such as data services, short message services and other value added services.
Revenue from continuing operations by category

	2018	2017	2016
	(US$ millions)
Mobile	2,248	2,281	2,343
Cable and other fixed services	1,568	1,553	1,437
Other	46	41	39
Service revenue	3,861	3,876	3,820
Telephone and equipment and other	213	200	223
Total revenue	4,074	4,076	4,043

Revenue from continuing operations by country or operation

	2018	2017	2016
	(US$ millions)
Colombia	1,661	1,739	1,717
Paraguay	679	662	623
Bolivia	614	555	542
El Salvador	405	422	425
Tanzania (excluding Zantel)	356	348	347
Chad	128	140	166
Costa Rica	155	153	152
Panama	17	—	—
Other operations	60	57	71
Total	4,074	4,076	4,043
Accounting for revenue
Revenue recognition
Revenue is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
Post-paid connection fees are derived from the payment of a non-refundable / one-time fee charged to customer to connect to the network (e.g. connection / installation fee). Usually, it does not represent a distinct good or service, and therefore does not give rise to a separate performance obligation and revenue is recognized over the minimum contract duration. However, if the fee is paid by a customer to get the right to receive goods or services without having to pay this fee again over his tenure with the Group (e.g. the customer can readily extend his contract without having to pay the same fee again), it is accounted for as a material right and revenue should be recognized over the customer retention period.
Post-paid mobile / cable subscription fees are recognized over the relevant enforceable/subscribed service period (recurring monthly access fees that do not vary based on usage). The service provision is usually considered as a series of distinct services that have the same pattern of transfer to the customer. Remaining unrecognized subscription fees, which are not refunded to the customers, are fully recognized once the customer has been disconnected.
Prepaid scratch / SIM cards are services where customers purchase a specified amount of airtime or other credit in advance. Revenue is recognized as the credit is used. Unused credit is carried in the statement of financial position as a contract liability. Upon expiration of the validity period, the portion of the contract liability relating to the expiring credit is recognized as revenue, since there is no longer an obligation to provide those services.
Telephone and equipment sales are recognized as revenue once the customer obtains control of the good. That criteria is fulfilled when the customer has the ability to direct the use and obtain substantially all of the remaining benefits from that good.
Revenue from provision of Mobile Financial Services (MFS) is recognized once the primary service has been provided to the customer.
Customer premise equipment (CPE) are provided to customers as a prerequisite to receive the subscribed Home services and shall be returned at the end of the contract duration. Since CPEs provided over the contract term do not provide benefit to the customer on their own, they do not give rise to separate performance obligations and therefore are accounted for as part of the service provided to the customers.
Bundled offers are considered arrangements with multiple deliverables or elements, which can lead to the identification of separate performance obligations. Revenue is recognized in accordance with the transfer of goods or services to customers in an amount that reflects the relative standalone selling price of the performance obligation (e.g. sale of telecom services, revenue over time + sale of handset, revenue at a point in time).
Principal-Agent, some arrangements involve two or more unrelated parties that contribute to providing a specified good or service to a customer. In these instances, the Group determines whether it has promised to provide the specified good or service itself (as a principal) or to arrange for those specified goods or services to be provided by another party (as an agent). For example, performance obligations relating to services provided by third-party content providers (i.e., mobile Value Added Services or “VAS”) or service providers (i.e., wholesale international traffic) where the Group neither controls a right to the provider’s service nor controls the underlying service itself are presented net because the Group is acting as an agent. The Group generally acts as a principal for other types of services where the Group is the primary obligor of the arrangement. In cases the Group determines that it acts as a principal, revenue is recognized in the gross amount, whereas in cases the Group acts as an agent revenue is recognized in the net amount.
Revenue from the sale of cables, fiber, wavelength or capacity contracts, when part of the ordinary activities of the operation, is recognized as recurring revenue. Revenue is recognized when the cable, fiber, wavelength or capacity has been delivered to the customer, based on the amount expected to be received from the customer.
Revenue from operating lease of tower space is recognized over the period of the underlying lease contracts. Finance leases revenue is apportioned between lease of tower space and interest income.
Expenses
The cost of sales and operating expenses incurred by the Group can be summarized as follows:
Cost of sales

	2018	2017	2016
	(US$ millions)
Direct costs of services sold	(829)	(913)	(857)
Cost of telephone, equipment and other accessories	(230)	(219)	(254)
Bad debt and obsolescence costs	(87)	(72)	(63)
Cost of sales	(1,146)	(1,205)	(1,175)

Operating expenses, net

	2018	2017	2016
	(US$ millions)
Marketing expenses	(404)	(463)	(442)
Site and network maintenance costs	(209)	(176)	(160)
Employee related costs (B.4.)	(514)	(451)	(451)
External and other services	(185)	(152)	(218)
Rentals and operating leases	(155)	(155)	(159)
Other operating expenses	(207)	(197)	(196)
Operating expenses, net	(1,674)	(1,593)	(1,627)

The other operating income and expenses incurred by the Group can be summarized as follows:
Other operating income (expenses), net

	Notes	2018	2017	2016
		(US$ millions)
Income from tower deal transactions	C.3.4.	65	63	—
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(6)	(12)	(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment		8	1	(8)
Other income (expenses)		9	16	—
Other operating income (expenses), net		76	68	(14)
Accounting for cost of sales and operating expenses
Cost of sales
Cost of sales is recorded on an accrual basis.
Customer acquisition costs
Specific customer acquisition costs, including dealer commissions and handset subsidies, are charged to marketing expenses when the customer is activated.
Operating leases
Operating leases are all leases that do not qualify as finance leases. Operating lease payments are recognized as expenses in the consolidated statement of income on a straight-line basis over the lease term.
Segmental information
Management determines operating and reportable segments based on information used by the chief operating decision maker (CODM) to make strategic and operational decisions from both a business and geographic perspective. The Group’s risks and rates of return are predominantly affected by operating in different geographical regions. The Group has businesses in two main regions: Latin America ("Latam") and Africa. The Latam figures below include Honduras and Guatemala as if they are fully consolidated by the Group, as this reflects the way management reviews and uses internally reported information to make decisions. Honduras and Guatemala are shown under the Latam segment. The joint venture in Ghana is not reported as if fully consolidated. As from January 1, 2018, segment EBITDA includes inter-company management fees and incentive compensation paid to local management teams. These items, were previously included in unallocated corporate costs. This change in presentation has no impact on Group EBITDA. Accordingly, 2017 and 2016 have been represented. Revenue, operating profit (loss), EBITDA and other segment information for the years ended December 31, 2018, 2017 and 2016, were as follows:

	Latin America	Africa (vii)	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2018
Mobile revenue	3,214	510	—	(1,475)	—	2,248
Cable and other fixed services revenue	1,808	12	—	(253)	—	1,568
Other revenue	48	3	—	(6)	—	46
Service revenue (i)	5,069	526	—	(1,734)	—	3,861
Telephone and equipment and other revenue	415	1	—	(203)	—	213
Revenue	5,485	526	—	(1,937)	—	4,074
Operating profit (loss)	995	40	(47)	(488)	154	655
Add back:
Depreciation and amortization	1,133	107	5	(416)		830
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(154)	(154)
Other operating income (expenses), net	(51)	(3)	(2)	(19)	—	(76)
EBITDA(ii)	2,077	143	(44)	(922)	—	1,254
EBITDA from discontinued operations	—	3	—	—	—	3
EBITDA incl. discontinued operations	2,077	146	(44)	(922)	—	1,257
Capex(iii)	(872)	(59)	(2)	225	—	(708)
Changes in working capital and others(iv)	(42)	28	13	(12)	—	(13)
Taxes paid	(264)	(24)	(6)	142	—	(153)
Operating Free Cash Flow(v)	899	91	(39)	(568)	—	383
Total Assets(vi)	11,754	839	2,752	(5,219)	190	10,316
Total Liabilities	6,132	905	2,953	(1,814)	(650)	7,526

	Latin America	Africa (vii)	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2017 (viii)
Mobile revenue	3,283	509	—	(1,510)	—	2,281
Cable and other fixed services revenue	1,755	12	—	(213)	—	1,553
Other revenue	40	5	—	(4)	—	41
Service revenue (i)	5,078	524	—	(1,727)	—	3,876
Telephone and equipment and other revenue	363	2	—	(165)	—	200
Revenue	5,441	526	—	(1,892)	—	4,076
Operating profit (loss)	899	41	(5)	(431)	140	645
Add back:
Depreciation and amortization	1,174	110	6	(450)	—	841
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(140)	(140)
Other operating income (expenses), net	(49)	(11)	10	(18)	—	(68)
EBITDA(ii)	2,024	140	11	(899)	—	1,278
EBITDA from discontinued operations	—	73	—	—	—	73
EBITDA incl. discontinued operations	2,024	213	11	(899)	—	1,351
Capex(iii)	(855)	(99)	(1)	237	—	(718)
Changes in working capital and others(iv)	(53)	(6)	(10)	27	—	(42)
Taxes paid	(239)	(18)	1	124	—	(132)
Operating Free Cash Flow(v)	877	90	1	(511)	—	459
Total Assets(vi)	10,411	1,482	598	(5,420)	2,393	9,464
Total liabilities	5,484	1,673	1,465	(1,961)	(478)	6,183

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2016 (viii)
Mobile revenue	3,318	541	—	(1,514)	—	2,343
Cable and other fixed services revenue	1,611	15	—	(191)	—	1,437
Other revenue	37	6	—	(4)	—	39
Service revenue (i)	4,966	562	—	(1,709)	—	3,820
Telephone and equipment and other revenue	386	2	—	(165)	—	223
Revenue	5,352	565	—	(1,875)	—	4,043
Operating profit (loss)	721	43	4	(394)	(115)	490
Add back:
Depreciation and amortization	1,173	113	7	(441)	—	853
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(115)	(115)
Other operating income (expenses), net	42	2	(6)	(24)	—	14
EBITDA(ii)	1,935	158	5	(859)	—	1,241
EBITDA from discontinued operations	—	77	—	—	—	77
EBITDA incl. discontinued operations	1,935	235	5	(859)	—	1,319
Capex(iii)	(886)	(161)	(6)	242	—	(811)
Changes in working capital and others(iv)	37	(2)	(33)	24	—	26
Taxes paid	(233)	(33)	(9)	145	—	(130)
Operating Free Cash Flow(v)	853	39	(43)	(448)	—	404
Total Assets(vi)	10,386	1,406	1,357	(5,589)	2,067	9,627
Total liabilities	5,229	1,852	1,997	(1,942)	(877)	6,258

(i)
Service revenue is Group revenue related to the provision of ongoing services such as monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, SMS and other value-added services excluding telephone and equipment sales. Revenues from other sources comprises rental, sub-lease rental income and other non recurrent revenues. The Group derives revenue from the transfer of goods and services over time and at a point in time. Refer to the table below.

(ii)
EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets. EBITDA is used by the management to monitor the segmental performance and for capital management.

(iii) Cash spent for capex excluding spectrum and licenses of $61 million (2017: $53 million; 2016: $39 million) and cash received on tower deals of $141 million (2017: $167 million; 2016: nil).

(iv)	Changes in working capital and others include changes in working capital as stated in the cash flow statement, as well as share-based payments expense and non-cash bonuses.

(v)
Operating Free Cash Flow is EBITDA less capex (excluding spectrum and license costs) less change in working capital, other non-cash items (share-based payment expense and non-cash bonuses) and taxes paid.

(vi)	Segment assets include goodwill and other intangible assets.

(vii)	Including eliminations for Guatemala and Honduras as reported in the Latam segment.

(viii)	Restated as a result of classification of certain of our African operations as discontinued operations (see notes A.4. and E.3.).
Revenue from contracts with customers from continuing operations:

Year ended December 31, 2018
$ millions	Timing of revenue recognition	Latin America	Africa	Total Group
Mobile	Over time	1,701	401	2,102
Mobile Financial Services	Point in time	37	109	147
Cable and other fixed services	Over time	1,556	12	1,568
Other	Over time	42	3	46
Service Revenue		3,336	526	3,861
Telephone and equipment	Point in time	212	1	213
Revenue from contracts with customers		3,548	526	4,074
People
Number of permanent employees

	2018	2017	2016
Continuing operations(i)	16,987	14,404	13,211
Joint ventures (Guatemala, Honduras and Ghana – for 2018 and 2017)	4,416	4,326	4,023
Discontinued operations	—	397	751
Total	21,403	19,127	17,985

(i)	Emtelco headcount are excluded from this report and any internal reporting because their costs are classified as direct costs and not employee related costs.

	Notes	2018	2017	2016
		(US$ millions)
Wages and salaries		(356)	(320)	(290)
Social security		(61)	(57)	(67)
Share based compensation	B.4.1.	(21)	(22)	(14)
Pension and other long-term benefit costs	B.4.2.	(7)	(8)	(6)
Other employee related costs		(70)	(45)	(74)
Total		(514)	(451)	(451)
Share-based compensation
Millicom shares granted to management and key employees includes share-based compensation in the form of long-term share incentive plans. Up until 2015, Millicom had two types of annual plan, a future performance plan and a deferred share plan. In 2015, Millicom issued four different types of plans; a deferred share plan, a performance share plan, an executive share plan and the sign-on CEO share plan (a one-off plan). Since 2016, Millicom has two types of annual plans, a performance share plan and a deferred share plan. The different plans are further detailed below.

Cost of share based compensation

	2018	2017	2016
	(US$ millions)
2014 incentive plans	—	—	(1)
2015 incentive plans	—	(3)	(3)
2016 incentive plans	(4)	(6)	(10)
2017 incentive plans	(8)	(12)	—
2018 incentive plans	(11)	—	—
Total share-based compensation	(21)	(22)	(14)

Deferred share plan (unchanged since 2014)
For the deferred awards plan, participants are granted shares based on past performance, with 16.5% of the shares vesting on January 1 of each of year one and two, and the remaining 67% on 1 January of year three. Vesting is conditional upon the participant remaining employed with Millicom at each vesting date. The cost of this long-term incentive plan, which is not conditional on performance conditions, is calculated as follows:
Fair value (share price) of Millicom’s shares at grant date x number of shares expected to vest.

Sign-on CEO share plan (issued in 2015 – one off)
As part of his employment contract Millicom CEO (from April 1, 2015) received a sign-on grant of 77,344 shares. Vesting is conditional, among other conditions, on the CEO not being dismissed for cause. The cost of this long-term incentive plan, which is not conditional on market conditions, is calculated in the same way as the deferred share plan above. The expense for this plan has been taken in full during 2015.
Performance share plan (issued in 2015)
Under this plan, shares granted did vest in full in 2018, subject to performance conditions, 62.5% based on Absolute Total Shareholder Return (TSR) and 37.5% based on actual vs budgeted EBITDA minus CAPEX minus Change in Working Capital (Free Cash Flow). As the TSR measure is a market condition, the fair value of the shares in the performance share plan requires consideration of potential adjustments for future market-based conditions at grant date.
For this, a specific valuation had been performed at grant date based on the probability of the TSR conditions being met (and to which extent) and the expected payout based upon leaving conditions.
The Free Cash Flows (FCF) condition is a non-market measure which had been considered together with the leaving estimate and based initially on a 100% fulfillment expectation. The reference share price for 2015 performance share plan is the same share price as the share price for the deferred share plan.

Executive share plan (issued in 2015 – one off)
Under this plan, shares were granted to the CEO and CFO based on an allocated holding of 3,333 (CEO) and 2,000 (CFO) shares for which vesting occurs based on three components at multipliers based on market conditions (a TSR for component A and B) and performance conditions (on actual vs budgeted FCF for component C). The maximum number of shares that could vest under the plan was 26,664 (CEO) and 14,000 (CFO). The plan vested in 2018 at the end of a three-year period.
Similarly to the performance share plan, a specific valuation had been performed based on the probability of the TSR conditions being met (and to which extent) and the expected payout based upon leaving conditions. The FCF condition being a non-market measure, it had been considered together with the leaving estimate and based initially on a 100% fulfillment expectation. Therefore, the reference share price is the share price on the date that the CEO and the CFO agreed to the executive share plan.
Performance share plan (for plans issued in 2016 and 2017)
Shares granted under this performance share plan vest at the end of the three-year period, subject to performance conditions, 25% based on Positive Absolute Total Shareholder Return (Absolute TSR), 25% based on Relative Total Shareholder Return (Relative TSR) and 50% based on budgeted Earnings Before Interest Tax Depreciation and Amortization (EBITDA) minus Capital Expenditure (Capex) minus Change in Working Capital (CWC) (Free Cash Flow).
This performance share plan is measured similarly to the performance share plan issued in 2015, see above.
Performance share plan (for plan issued in 2018)
Shares granted under this performance share plan vest at the end of the three-year period, subject to performance conditions, 25% based on Relative Total Shareholder Return (“Relative TSR”), 25% based on the achievement of the Service Revenue target measured on a 3-year CAGRs from years 2018 to 2020 (“Service Revenue”) and 50% based on the achievement of the Operating Free Cash Flow (“Operating Free Cash Flow”) target measured on a 3-year CAGRs from years 2018 to 2020.
For the performance share plans and the executive share plan, and in order to calculate the fair value of the TSR portion of those plans, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.
Assumptions and fair value of the shares under the TSR portion

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2018 (Relative TSR)	(0.39)	3.21	30.27	2.93	57.70
Performance share plan 2017 (Relative TSR)	(0.40)	3.80	22.50	2.92	27.06
Performance share plan 2017 (Absolute TSR)	(0.40)	3.80	22.50	2.92	29.16
Performance share plan 2016 (Relative TSR)	(0.65)	3.49	30.00	2.61	43.35
Performance share plan 2016 (Absolute TSR)	(0.65)	3.49	30.00	2.61	45.94
Performance share plan 2015 (Absolute TSR)	(0.32)	2.78	23.00	2.57	32.87
Executive share plan 2015 – Component A	(0.32)	N/A	23.00	2.57	53.74
Executive share plan 2015 – Component B	(0.32)	N/A	23.00	2.57	29.53

(i)	Historical volatility retained was determined on the basis of a three-year historic average.
The cost of the long-term incentive plans which are conditional on market conditions is calculated as follows:
Fair value (market value) of shares at grant date (as calculated above) x number of shares expected to vest.
The cost of these plans is recognized, together with a corresponding increase in equity (share compensation reserve), over the period in which the performance and/or employment conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award. Adjustments are made to the expense recorded for forfeitures, mainly due to management and employees leaving Millicom. Non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest.
No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition. These are treated as vested, regardless of whether or not the market conditions are satisfied, provided that all other performance conditions are satisfied. Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. In addition, an expense is recognized for any modification that increases the total fair value of the share based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.
Plan awards and shares expected to vest

	2018 plans		2017 plans		2016 plans		2015 plans
	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Executive plan	CEO plan	Deferred plan
			(number of shares)
Initial shares granted	237,196	262,317	279,807	438,505	200,617	287,316	98,137	40,664	77,344	237,620
Additional shares granted(i)	—	3,290	2,868	29,406	—	—	—	—	3,537	—
Revision for forfeitures	(13,531)	(18,086)	(34,556)	(74,325)	(49,164)	(77,924)	(37,452)	—	—	(68,121)
Revision for cancellations	(4,728)	—	—	—	—	—	—	—	—	—
Total before issuances	218,927	247,521	248,119	393,586	151,453	209,392	60,685	40,664	80,881	169,499
Shares issued in 2016	—	—	—	—	(1,214)	(1,733)	(771)	—	(25,781)	(38,745)
Shares issued in 2017	—	—	—	(2,686)	(752)	(43,579)	(357)	—	(28,139)	(30,124)
Shares issued in 2018	(97)	(18,747)	(2,724)	(99,399)	(2,050)	(46,039)	(27,619)	(19,022)	(26,961)	(100,630)
Performance conditions	—	—	—	—	—	—	(31,938)	(21,642)	—	—
Shares still expected to vest	218,830	228,774	245,395	291,501	147,437	118,041	—	—	—	—
Estimated cost over the vesting period (US$ millions)	12	14	9	20	8	12	4	2	6	12

(i)	Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.
Pension and other long-term employee benefit plans
Pension plans
The pension plans apply to employees who meet certain criteria (including years of service, age and participation in collective agreements).
Pension and other similar employee related obligations can result from either defined contribution plans or defined benefit plans. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. No further payment obligations exist once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as assets to the extent that a cash refund or a reduction in future payments is available.
Defined benefit pension plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in the statement of financial position in respect of the defined benefit pension plan is the present value of the defined benefit obligation at the statement of financial position date less the fair value of plan assets, together with adjustments for unrecognized actuarial gains or losses and past service costs. The defined benefit obligation is calculated annually by independent actuaries. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using an appropriate discount rate based on maturities of the related pension liability.
Re-measurement of net defined benefit liabilities are recognized in other comprehensive income and not reclassified to the statement of income in subsequent years.
Past service costs are recognized in the statement of income on the earlier of the date of the plan amendment or curtailment, and the date that the Group recognizes related restructuring costs.
Net interest is calculated by applying the discount rate to the net defined benefit asset/liability.
Long-service plans
Long-service plans apply for Colombian subsidiary UNE employees with more than five years of service whereby additional bonuses are paid to employees that reach each incremental length of service milestone (from five to 40 years).
Termination plans
In addition, UNE has a number of employee defined benefit plans. The level of benefits provided under the plans depends on collective employment agreements and Colombian labor regulations. There are no defined assets related to the plans, and UNE make payments to settle obligations under the plans out of available cash balances.
At December 31, 2018, the defined benefit obligation liability amounted to $60 million (2017: $66 million) and payments expected in the plans in future years totals $111 million (2017: $87 million). The average duration of the defined benefit obligation at December 31, 2018 is 7 years (2017: 7 years). The termination plans apply to employees that joined UNE prior to December 30, 1996. The level of payments depends on the number of years in which the employee has worked before retirement or termination of their contract with UNE.
Except for the UNE pension plan described above, there are no other significant defined benefits plans in the Group.
Directors and executive management
The remuneration of the members of the Board of Directors comprises an annual fee and shares. Director remuneration is proposed by the Nomination Committee and approved by the shareholders at their Annual General Meeting (AGM).
Remuneration charge for the Board (gross of withholding tax)

	2018	2017	2016
	(US$ ’000)
Chairperson	169	233	243
Other members of the Board	774	889	900
Total (i)	943	1,122	1,143

(i)
Cash compensation converted from SEK to USD at exchange rates on payment dates each year. Share based compensation based on the market value of Millicom shares on the corresponding AGM date (2018: in total 6,591 shares; 2017: in total 8,731 shares; 2016: in total 8,002 shares). Net remuneration comprised 51% in shares and 49% in cash (SEK) (2017: 52% in shares and 48% in cash; 2016: 50% in shares and 50% in cash).

Shares beneficially owned by the Directors

	2018	2017
	(number of shares)
Chairperson	8,554	7,000
Other members of the Board	15,333	20,067
Total	23,887	27,067

The remuneration of executive management of Millicom comprises an annual base salary, an annual bonus, share based compensation, social security contributions, pension contributions and other benefits. Bonus and share based compensation plans (see note B.4.1.) are based on actual and future performance. Share based compensation is granted once a year by the Compensation Committee of the Board.
If the employment of Millicom’s senior executives is terminated, severance of up to 12 months’ salary is potentially payable.
The annual base salary and other benefits of the Chief Executive Officer (CEO) and the Executive Vice Presidents (Executive team) are proposed by the Compensation Committee and approved by the Board.
Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (9 members)(iii)
	(US$ ’000)
2018
Base salary	1,112	673	3,930
Bonus	1,492	557	2,445
Pension	247	101	962
Other benefits	66	63	805
Termination benefits	—	—	301
Total before share based compensation	2,918	1,393	8,444
Share based compensation(i)(ii) in respect of 2018 LTIP	5,027	1,567	4,957
Total	7,945	2,960	13,401

Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (9 members)
	(US$ ’000)
2017
Base salary	1,000	648	3,822
Bonus	707	455	1,590
Pension	150	97	629
Other benefits	64	15	1,193
Total before share based compensation	1,921	1,215	7,233
Share based compensation(i)(ii) in respect of 2017 LTIP	2,783	1,492	5,202
Total	4,704	2,707	12,435

Remuneration charge for the Executive team

	CEO	CFO	Executive team (9 members)
	(US$ ’000)
2016
Base salary	1,000	599	3,797
Bonus	660	450	1,411
Pension	150	82	513
Other benefits	48	18	720
Total before share based compensation	1,858	1,149	6,441
Share based compensation(i)(ii) in respect of 2016 LTIP	2,660	1,481	4,031
Total	4,518	2,630	10,472

(i)	See note B.4.1.

(ii)	Share awards of 80,264 and 112,472 were granted in 2018 under the 2018 LTIPs to the CEO, and Executive Team (2017: 61,724 and 167,371, respectively; 2016: 49,171 and 104,573, respectively).

(iii)	Other Executives’ compensation includes Daniel Loria, former CHRO and Rodrigo Diehl, EVP Strategy.
Share ownership and unvested share awards granted from Company equity plans to the Executive team

	CEO	Executive team	Total
	(number of shares)
2018
Share ownership (vested from equity plans and otherwise acquired)	122,310	84,782	207,092
Share awards not vested	172,485	339,726	512,211
2017
Share ownership (vested from equity plans and otherwise acquired)	80,159	55,888	136,047
Share awards not vested	148,324	299,067	447,391
Other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

	Year ended December 31,
	2018	2017	2016
	(US$ millions)
Change in fair value of derivatives (see note D.1.2.)	(1)	(22)	3
Exchange gain (loss), net	(41)	18	25
Other non-operating income (expenses), net	2	0	(9)
Total	(40)	(4)	20

Foreign exchange gains and losses
Transactions denominated in a currency other than the functional currency are translated into the functional currency using exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions, and on translation of monetary assets and liabilities denominated in currencies other than the functional currency at year-end exchange rates, are recognized in the consolidated statement of income, except when deferred in equity as qualifying cash flow hedges.
Taxation
Income tax expense
Tax mainly comprises income taxes of subsidiaries and withholding taxes on intragroup dividends and royalties for use of Millicom trademarks and brands. Millicom operations are in jurisdictions with income tax rates of 10% to 40% levied on either revenue or profit before income tax (2017: 10% to 40%; 2016: 10% to 40%). Income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of income.
Income tax charge

	2018	2017	2016
	(US$ millions)
Income tax (charge) credit
Withholding tax	(64)	(74)	(44)
Other income tax relating to the current year	(86)	(85)	(74)
	(150)	(159)	(118)
Adjustments in respect of prior years	1	(12)	(26)
	(149)	(171)	(144)
Deferred tax (charge) credit
Origination and reversal of temporary differences	32	15	45
Effect of change in tax rates	(10)	19	1
Tax income (expense) before valuation allowances	22	34	46
Effect of valuation allowances	(8)	(30)	(88)
	14	4	(42)
Adjustments in respect of prior years	19	9	7
	33	13	(35)
Tax (charge) credit on continuing operations	(116)	(158)	(179)
Tax (charge) credit on discontinuing operations	—	—	6
Total tax (charge) credit	(116)	(158)	(173)

Reconciliation between the tax expense and tax at the weighted average statutory tax rate is as follows:
Income tax calculation

	2018			2017			2016
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US $ millions)
Profit before tax	129	(39)	90	176	51	227	109	(26)	83
Tax at the weighted average statutory rate	(5)	4	(1)	(12)	(10)	(22)	9	6	15
Effect of:
Items taxed at a different rate	7	—	7	(11)	0	(11)	13	0	13
Change in tax rates on deferred tax balances	(10)	—	(10)	19	0	19	1	0	1
Expenditure not deductible and income not taxable	(59)	(2)	(61)	(66)	7	(59)	(65)	8	(57)
Unrelieved withholding tax	(64)	—	(64)	(73)	0	(73)	(43)	0	(43)
Accounting for associates and joint ventures	5	—	5	17	0	17	29	0	29
Movement in deferred tax on unremitted earnings	(2)	—	(2)	1	0	1	(16)	0	(16)
Unrecognized deferred tax assets	(8)	(2)	(10)	(31)	(10)	(41)	(105)	(15)	(120)
Recognition of previously unrecognized deferred tax assets	—	—	—	1	13	14	17	0	17
Adjustments in respect of prior years	20	—	20	(3)	0	(3)	(19)	7	(12)
Total tax (charge) credit	(116)	—	(116)	(158)	0	(158)	(179)	6	(173)
Weighted average statutory tax rate	3.9%		1.1%	6.82%		9.69%	(8.26)%		(17.90)%
Effective tax rate	89.9%		128.9%	89.77%		69.60%	164.22%		207.10%
Current tax assets and liabilities
Current tax assets and liabilities for current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rate and tax laws used to compute the amount are those enacted or substantively enacted by the statement of financial position date.
Deferred tax
Deferred tax is calculated using the liability method on temporary differences at the statement of financial position date between the tax base of assets and liabilities and their carrying amount for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting, nor taxable profit or loss.
Deferred tax assets are recognized for all temporary differences including unused tax credits and tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, except where the deferred tax assets relate to deductible temporary differences from initial recognition of an asset or liability in a transaction that is not a business combination, and, at the time of the transaction, affects neither accounting, nor taxable profit or loss. It is probable that taxable profit will be available when there are sufficient taxable temporary differences relating to the same tax authority and the same taxable entity which are expected to reverse in the same period as the expected reversal of the deductible temporary difference.
The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to utilize them. Unrecognized deferred tax assets are reassessed at each statement of financial position date and are recognized to the extent it is probable that future taxable profit will enable the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rate expected to apply in the year when the assets are realized or liabilities settled, based on tax rates and tax laws that have been enacted or substantively enacted at the statement of financial position date. Deferred tax assets and deferred tax liabilities are offset where legally enforceable set off rights exist and the deferred taxes relate to the same taxable entity and the same taxation authority.
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2016	(23)	113	(32)	51	—	109
(Charge)/credit to statement of income	53	(61)	1	20	—	13
Exchange differences	2	—	(1)	1	—	2
Balance at December 31, 2017	32	52	(32)	72	—	124
Deferred tax assets	88	52	—	79	(39)	180
Deferred tax liabilities	(56)	—	(32)	(7)	39	(56)
Balance at December 31, 2017	32	52	(32)	72	—	124
(Charge)/credit to statement of income	(18)	(3)	(2)	56	—	33
Change in scope	(190)	—	—	9	—	(181)
Accounting policy changes	—	—	—	4	—	4
Exchange differences	—	(5)	—	(6)	—	(11)
Balance at December 31, 2018	(176)	44	(34)	135	—	(31)
Deferred tax assets	76	44	—	134	(52)	202
Deferred tax liabilities	(252)	—	(34)	1	52	(233)
Balance at December 31, 2018	(176)	44	(34)	135	—	(31)

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:
Deductible temporary differences

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2018	92	4,886	134	5,112
At December 31, 2017	68	4,844	162	5,074

Unrecognized loss carryforwards expire as follows:
Unrecognized tax losses related to continuing operations

	2018	2017	2016
	(US$ millions)
Expiry:
Within one year	—	39	27
Within one to five years	3	494	493
After five years	493	—	—
No expiry	4,390	4,311	3,981
Total	4,886	4,844	4,501

With effect from 2017, Luxembourg tax losses incurred may be carried forward for a maximum of 17 years. Losses incurred before 2017 may be carried forward without limitation of time.
At December 31, 2018, Millicom had $584 million of unremitted earnings of Millicom operating subsidiaries for which no deferred tax liabilities were recognized (2017: $842 million; 2016: $873 million). Except for intragroup dividends to be paid out of 2018 profits in 2019 for which deferred tax of $34 million (2017: $32 million; 2016 $32 million) has been provided, it is anticipated that intragroup dividends paid in future periods will be made out of profits of future periods.
Earnings per share
Basic earnings (loss) per share are calculated by dividing net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings (loss) per share are calculated by dividing the net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year, plus the weighted average number of dilutive potential shares.
Net profit/(loss) used in the earnings (loss) per share computation

	2018	2017	2016
	(US$ millions)
Basic and diluted:
Net profit/(loss) attributable to equity holders from continuing operations	29	36	(12)
Net profit/(loss) attributable to equity holders from discontinued operations	(39)	51	(20)
Net profit/(loss) attributable to all equity holders to determine the basic earnings (loss) per share	(10)	86	(32)

Weighted average number of shares in the earnings (loss) per share computation

	2018	2017	2016
	(thousands of shares)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings (loss) per share	100,793	100,384	100,337
Potential incremental shares as a result of share options	—	—	—
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution	100,793	100,384	100,337